Sungy Mobile Limited (Parent Company) - Condensed Statements of Cash Flows (Parenthetical) (Detail) (CNY)	12 Months Ended
Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Underwriting discounts and commissions of ordinary shares upon IPO	39,307,514
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Underwriting discounts and commissions of ordinary shares upon IPO	39,307,514